UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10145

Baillie Gifford Funds

(Exact name of registrant as specified in charter)

1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN

(Address of principal executive offices)	(Zip code)

Angus N G Macdonald

1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN

(Name and address of agent for service)

Registrant’s telephone number, including area code:	011-44-131-275-2000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Explanatory Note: The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4 (2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1.	Schedule of Investments.

PORTFOLIO OF INVESTMENTS
September 30, 2011 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

COMMON STOCKS - 91.5%
ARGENTINA - 0.7%
MercadoLibre, Inc.	45,400	$2,440,250

AUSTRALIA - 0.4%
African Petroleum Corp., Ltd. (a)	4,847,300	1,407,217

BRAZIL - 6.8%
All America Latina Logistica SA	485,650	2,182,552
Petroleo Brasileiro SA ADR	474,300	10,648,035
Vale SA ADR	481,400	10,975,920

		23,806,507

CANADA - 0.7%
First Quantum Minerals Ltd.	182,504	2,429,555

CHINA - 15.5%
Alibaba.com Ltd.	1,427,000	1,313,290
Aluminum Corp. of China Ltd., Class H	5,704,000	2,429,546
Baidu, Inc. ADR (a)	57,100	6,104,561
Bank of China Ltd., Class H	11,320,200	3,500,450
China Construction Bank Corp., Class H	7,328,290	4,432,413
China National Building Material Co., Ltd., Class H	2,118,000	1,784,922
China Railway Construction Corp. Ltd., Class H	6,744,500	2,822,442
China Shenhua Energy Co., Ltd., Class H	2,424,500	9,506,593
China Taiping Insurance Holdings Co., Ltd. (a)	1,300,000	2,479,142
CNOOC Ltd.	2,871,000	4,616,267
CSR Corp., Ltd., Class H	6,851,000	2,427,121
Focus Media Holding Ltd. ADR (a)	137,100	2,301,909
Parkson Retail Group Ltd.	1,515,000	1,831,411
Ping An Insurance Co. of China Ltd., Class H	644,000	3,600,803
Want Want China Holdings Ltd.	5,475,000	4,958,474

		54,109,344

EGYPT - 0.6%
Commercial International Bank Egypt SAE	210,181	807,569
Egyptian Financial Group - Hermes Holding SAE (a)	447,594	1,248,235

		2,055,804

GUERNSEY - 0.6%
Chariot Oil & Gas Ltd. (a)	1,032,799	1,998,140

INDIA - 6.0%
ACC Ltd.	120,700	2,695,981
GAIL India Ltd.	491,193	4,098,803
Hero Motocorp Ltd.	101,500	4,018,154
Housing Development Finance Corp.	356,700	4,643,692
Infrastructure Development Finance Co., Ltd.	1,003,832	2,254,488
Tata Power Co. Ltd.	1,643,371	3,340,078

		21,051,196

INDONESIA - 5.0%
PT Astra International Tbk	609,500	4,357,007
PT Bank Rakyat Indonesia Persero Tbk	5,578,000	3,652,302
PT Bumi Resources Tbk	20,300,000	4,424,711
PT Semen Gresik Persero Tbk	3,091,500	2,893,499
PT Tambang Batubara Bukit Asam Tbk	1,185,000	2,239,143

		17,566,662

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2011.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2011 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

IRELAND - 1.2%
Kenmare Resources Plc. (a)	8,181,115	$4,304,670

LUXEMBOURG - 0.8%
Evraz Group SA GDR Reg S (a)	178,500	2,779,306

MALAYSIA - 1.0%
Public Bank Bhd	277,200	1,055,172
Public Bank Bhd – Foreign Market	634,900	2,445,212

		3,500,384

MEXICO - 3.1%
America Movil SAB de CV, Series L ADR	273,200	6,032,256
Wal-Mart de Mexico SAB de CV, Series V	2,075,660	4,759,435

		10,791,691

PERU - 1.2%
Credicorp Ltd.	44,200	4,075,240

RUSSIA - 5.1%
Gazprom OAO ADR	354,850	3,396,891
NovaTek OAO GDR Reg S	25,600	2,939,097
Petropavlovsk Plc.	286,300	2,632,849
Sberbank of Russia ADR (a)	710,800	6,319,012
X5 Retail Group NV GDR Reg S (a)	87,300	2,400,749

		17,688,598

SOUTH AFRICA - 5.9%
Gold Fields Ltd.	329,033	5,039,839
Impala Platinum Holdings Ltd.	77,900	1,574,077
Lonmin Plc.	306,203	4,971,781
Massmart Holdings Ltd.	123,248	2,109,715
Naspers Ltd., N Shares	161,600	6,978,732

		20,674,144

SOUTH KOREA - 14.3%
Cheil Industries, Inc.	50,900	3,528,858
E-Mart Co., Ltd. (a)	14,410	3,645,159
Hyundai Engineering & Construction Co., Ltd.	31,900	1,613,694
Hyundai Glovis Co., Ltd.	42,100	6,216,318
Hyundai Mobis	27,000	7,647,384
LG Corp.	78,700	3,931,451
LS Corp.	21,100	1,300,534
NHN Corp. (a)	16,400	3,124,472
Samsung Electronics Co., Ltd.	18,950	13,231,960
Samsung Fire & Marine Insurance Co., Ltd.	28,200	5,114,354
Shinsegae Co., Ltd.	1,837	424,347

		49,778,531

TAIWAN - 9.9%
China Life Insurance Co., Ltd.	9,194,931	8,621,620
Far Eastern Department Stores Ltd.	3,731,329	4,853,187
Hon Hai Precision Industry Co., Ltd.	3,081,945	6,867,886
MediaTek, Inc.	458,680	4,987,527
Taiwan Semiconductor Manufacturing Co., Ltd.	4,101,310	9,231,073

		34,561,293

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2011.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2011 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

THAILAND - 1.7%
Bank of Ayudhya PCL NVDR	8,341,000	$5,322,798
Siam Commercial Bank PCL NVDR	202,800	685,959

		6,008,757

TURKEY - 1.3%
Turkiye Garanti Bankasi AS	1,175,323	4,548,267

TURKMENISTAN - 3.4%
Dragon Oil Plc.	1,609,945	11,874,725

UNITED KINGDOM - 6.3%
Gulf Keystone Petroleum Ltd. (a)	2,645,001	5,916,150
Kazakhmys Plc.	226,000	2,760,828
Tullow Oil Plc.	602,800	12,191,139
United Co. RUSAL Plc. (a)	1,361,000	1,175,040

		22,043,157

Total Common Stocks (cost $333,150,167)		319,493,438

PREFERRED STOCKS - 7.6%
BRAZIL - 6.2%
Banco Bradesco SA	352,129	5,159,502
Bradespar SA	147,300	2,569,573
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	101,000	3,061,827
Companhia Energetica de Minas Gerais	257,542	3,759,887
Itau Unibanco Holding SA	147,000	2,271,161
Itausa - Investimentos Itau SA	1,006,652	5,059,360

		21,881,310

SOUTH KOREA - 1.4%
Samsung Electronics Co., Ltd.	10,035	4,783,798

Total Preferred Stocks (cost $23,779,113)		26,665,108

TOTAL INVESTMENTS - 99.1% (cost $356,929,280)		346,158,546
Other assets less liabilities - 0.9%		3,022,231

NET ASSETS - 100.0%		$349,180,777

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
NVDR - Non Voting Depositary Receipt.
PCL - Public Company Limited.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2011.

PORTFOLIO OF INVESTMENTS (concluded)
September 30, 2011 (unaudited)	Baillie Gifford Emerging Markets Fund

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $356,929,280. Net unrealized depreciation aggregated $10,770,734 of which $51,758,296 related to appreciated investment securities and $62,529,030 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices in inactive markets for identical securities and for similar securities in active and inactive markets)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$64,128,670	$255,364,768	$—
Preferred Stocks	21,881,310	4,783,798	—

	86,009,980	260,148,566	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	254	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(19,324)	—

Total	$86,009,980	$260,129,496	$—

Fair value of Level 2 investments at December 31, 2010 was $374,741,792. $36,542,253 was transferred out of Level 2 into Level 1 at September 30, 2011 as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

At September 30, 2011, the Fund had the following forward foreign currency contracts:

Settlement Date	Contracts To Deliver	In Exchange For		Unrealized Gain (Loss)

10/03/2010	USD 922,814	CAD	951,975	$(14,424)
10/03/2010	USD 280,766	THB	8,736,023	211
10/04/2010	USD 722,655	CAD	752,212	(4,900)
10/04/2010	USD 217,567	THB	6,766,347	43

	Net Unrealized Depreciation on
	Forward Foreign Currency Contracts			$(19,070)

Currency Legend:

CAD - Canadian dollar
THB - Thai baht
USD - United States dollar

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2011.

PORTFOLIO OF INVESTMENTS
September 30, 2011 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

COMMON STOCKS - 95.5%
ARGENTINA - 1.9%
MercadoLibre, Inc.	210,100	$11,292,875
YPF SA ADR	227,700	7,789,617

		19,082,492

AUSTRALIA - 3.4%
Brambles Ltd.	2,730,746	16,834,371
Cochlear Ltd.	192,460	8,531,671
Woolworths Ltd.	402,407	9,616,124

		34,982,166

BELGIUM - 0.8%
Groupe Bruxelles Lambert SA	115,094	8,083,469

BERMUDA - 1.2%
Seadrill Ltd.	460,281	12,711,250

BRAZIL - 2.8%
All America Latina Logistica SA	1,043,160	4,688,048
BM&F BOVESPA SA	1,438,100	6,631,207
OGX Petroleo e Gas Participacoes SA (a)	1,077,600	6,642,406
Petroleo Brasileiro SA ADR	492,800	11,063,360

		29,025,021

CANADA - 6.5%
Cenovus Energy, Inc.	214,110	6,593,501
Eldorado Gold Corp.	781,378	13,459,178
Fairfax Financial Holdings Ltd.	56,629	21,712,917
IAMGOLD Corp.	558,568	11,103,131
Research In Motion Ltd. (a)	205,405	4,186,898
Ritchie Bros. Auctioneers, Inc.	482,463	9,761,422

		66,817,047

CHINA - 8.5%
Baidu, Inc. ADR (a)	130,150	13,914,337
Cheung Kong Holdings Ltd.	781,000	8,466,529
China Shenhua Energy Co., Ltd., Class H	2,839,000	11,131,870
Hang Seng Bank Ltd.	873,000	10,226,941
Hong Kong Exchanges & Clearing Ltd.	1,014,000	14,708,920
Kunlun Energy Co., Ltd.	10,728,000	14,763,298
Pacific Basin Shipping Ltd.	7,941,000	3,067,663
Want Want China Holdings Ltd.	12,268,000	11,110,604

		87,390,162

DENMARK - 2.8%
A P Moller - Maersk AS, B Shares	1,205	7,078,438
DSV AS	513,840	9,245,192
Novozymes AS, B Shares	89,354	12,704,210

		29,027,840

FINLAND - 2.4%
Kone Oyj, B Shares	355,011	16,885,373
Sampo Oyj, A Shares	299,999	7,535,202

		24,420,575

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2011.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2011 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

FRANCE - 3.8%
CFAO	230,280	$8,241,338
Compagnie Generale d’Optique Essillor International SA	204,815	14,728,805
Edenred	422,156	10,056,913
Lafarge SA	190,929	6,562,032

		39,589,088

GERMANY - 1.7%
Aixtron SE NA	330,162	4,789,670
Deutsche Boerse AG (a)	259,510	13,124,828

		17,914,498

INDIA - 0.6%
Infrastructure Development Finance Co., Ltd.	2,709,524	6,085,271

IRELAND - 2.5%
CRH Plc.	441,973	6,858,031
James Hardie Industries SE CDI (a)	1,432,122	7,830,791
Ryanair Holdings Plc. ADR (a)	434,662	11,192,547

		25,881,369

JAPAN - 9.6%
Canon, Inc.	322,200	14,629,828
Fast Retailing Co., Ltd.	89,200	15,975,462
INPEX Corp.	1,703	10,458,286
Mitsui & Co., Ltd.	699,400	10,131,001
Olympus Corp.	499,100	15,404,139
Rakuten, Inc.	17,293	20,147,140
SMC Corp.	83,100	12,146,085

		98,891,941

NETHERLANDS - 1.2%
Heineken Holding NV	330,480	12,753,927

NORWAY - 0.6%
AKER Solutions ASA	664,555	6,366,002

PERU - 1.2%
Credicorp Ltd.	131,557	12,129,555

PORTUGAL - 0.5%
Galp Energia, SGPS, SA, B Shares	287,495	5,250,221

RUSSIA - 1.5%
Magnit OJSC GDR Reg S	426,254	8,080,370
X5 Retail Group NV GDR Reg S (a)	281,200	7,732,997

		15,813,367

SINGAPORE - 2.9%
DBS Group Holdings Ltd.	1,317,219	11,811,574
United Overseas Bank Ltd.	1,399,483	17,995,642

		29,807,216

SOUTH AFRICA - 2.5%
Massmart Holdings Ltd.	453,482	7,762,542
Naspers Ltd., N Shares	421,084	18,184,607

		25,947,149

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2011.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2011 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

SOUTH KOREA - 2.8%
Hyundai Mobis	29,015	$8,218,105
Samsung Electronics Co., Ltd.	28,991	20,243,153

		28,461,258

SPAIN - 1.8%
Banco Santander SA	625,685	5,115,521
Industria de Diseno Textil SA	159,578	13,622,382

		18,737,903

SWEDEN - 4.8%
Atlas Copco AB, B Shares	1,653,144	25,881,673
Svenska Handelsbanken AB, A Shares	919,429	23,395,929

		49,277,602

SWITZERLAND - 4.9%
Nestle SA	672,072	36,999,380
Roche Holding AG - Genusschein	82,766	13,367,713

		50,367,093

TAIWAN - 4.5%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	1,959,590	8,899,282
MediaTek, Inc.	1,514,371	16,466,743
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,888,575	21,586,412

		46,952,437

TURKEY - 2.3%
Anadolu Efes Biracilik ve Malt Sanayii AS	882,948	10,190,838
BIM Birlesik Magazalar AS	318,908	8,778,869
Turkiye Garanti Bankasi AS	1,249,066	4,833,638

		23,803,345

UNITED KINGDOM - 15.5%
Amlin Plc.	2,384,000	10,477,614
Antofagasta Plc.	738,034	10,538,148
BG Group Plc.	701,361	13,423,129
BHP Billiton Plc.	428,707	11,452,491
British American Tobacco Plc.	530,305	22,392,368
Capita Group Plc. (The)	1,022,670	11,201,023
Experian Plc.	1,171,679	13,152,912
Hargreaves Lansdown Plc.	735,000	5,131,164
Premier Farnell Plc.	2,217,589	5,318,005
Rio Tinto Plc.	485,200	21,517,791
Sage Group Plc. (The)	2,218,251	8,797,646
Tullow Oil Plc.	846,706	17,123,940
Wolseley Plc.	380,800	9,448,406

		159,974,637

Total Common Stocks (cost $1,075,868,836)		985,543,901

PREFERRED STOCKS - 2.7%
BRAZIL - 2.7%
Itau Unibanco Holding SA ADR	507,855	7,881,910
Vale SA ADR	957,800	20,113,800

Total Preferred Stocks (cost $33,783,932)		27,995,710

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2011.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2011 (unaudited)	Baillie Gifford International Equity Fund

Value

TOTAL INVESTMENTS - 98.2% (cost $1,109,652,768)	$1,013,539,611
Other assets less liabilities - 1.8%	19,016,984

NET ASSETS - 100.0%	$1,032,556,595

(a) Non-income producing security.
ADR - American Depositary Receipt.
CDI – Chess Depository Interest.
GDR - Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $1,109,652,768. Net unrealized depreciation aggregated $96,113,157 of which $35,196.427 related to appreciated investment securities and $131,309,584 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices in inactive markets for identical securities and for similar securities in active and inactive markets)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$195,771,521	$789,772,380	$—
Preferred Stocks	27,995,710	—	—

	223,767,231	789,772,380	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	2,015	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(106,211)	—

Total	$223,767,231	$789,668,184	$—

Fair value of Level 2 investments at December 31, 2010 was $563,051,449. $20,150,140 was transferred out of Level 2 into Level 1 at September 30, 2011 as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2011.

PORTFOLIO OF INVESTMENTS (concluded)
September 30, 2011 (unaudited)	Baillie Gifford International Equity Fund

At September 30, 2011, the Fund had the following forward foreign currency contracts:

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)

10/04/2010	USD	703,252	AUD	718,780	$(8,072)
10/04/2010	USD	573,610	CAD	598,619	(2,412)
10/04/2010	USD	2,943,763	CAD	3,064,163	(19,962)
10/04/2010	USD	1,517,421	CHF	1,361,886	(14,785)
10/04/2010	USD	448,204	DKK	2,454,140	(6,379)
10/04/2010	USD	862,099	EUR	637,129	(8,534)
10/04/2010	USD	859,565	EUR	632,520	(12,175)
10/04/2010	USD	2,422,623	GBP	1,554,857	1,929
10/04/2010	USD	754,604	GBP	483,241	(1,067)
10/04/2010	USD	158,427	HKD	1,234,346	86
10/04/2010	USD	1,949,094	JPY	149,631,936	(8,989)
10/04/2010	USD	246,824	NOK	1,430,319	(3,211)
10/04/2010	USD	1,120,152	SEK	7,626,665	(8,850)
10/04/2010	USD	561,969	SGD	729,520	(4,185)
10/04/2010	USD	354,246	TRY	656,860	(1,016)
10/05/2010	USD	2,257,345	JPY	173,589,806	(6,574)

	Net Unrealized Depreciation on Forward Foreign Currency Contracts				$(104,196)

Currency Legend:

AUD - Australian dollar
CAD - Canadian dollar
CHF - Swiss franc
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
JPY - Japanese yen
NOK - Norwegian krone
SEK - Swedish krona
SGD - Singapore dollar
TRY - Turkish new lira
USD - United States dollar

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2011.

PORTFOLIO OF INVESTMENTS
September 30, 2011 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

COMMON STOCKS - 96.3%
AUSTRALIA - 6.4%
Brambles Ltd.	4,007,030	$24,702,345
Fortescue Metals Group Ltd.	5,702,424	23,819,156
Woodside Petroleum Ltd.	929,975	28,814,008
Woolworths Ltd.	789,720	18,871,555

		96,207,064

BRAZIL - 2.0%
B2W Companhia Global do Varejo	535,900	4,241,027
BM&F BOVESPA SA	2,831,600	13,056,759
OGX Petroleo e Gas Participacoes SA (a)	2,103,500	12,966,129

		30,263,915

CHINA - 10.6%
Baidu, Inc. ADR (a)	668,400	71,458,644
China Merchants Bank Co., Ltd., Class H	7,685,500	11,625,833
CNOOC Ltd.	5,265,000	8,465,568
Hong Kong Exchanges & Clearing Ltd.	1,209,000	17,537,558
Li & Fung Ltd.	4,190,000	6,991,359
Ports Design Ltd.	1,473,500	2,251,108
Tencent Holdings Ltd.	1,961,000	40,675,277

		159,005,347

DENMARK - 3.1%
Novo Nordisk AS, B Shares	222,497	22,190,561
Novozymes AS, B Shares	123,818	17,604,247
Vestas Wind Systems AS (a)	433,940	7,032,560

		46,827,368

FRANCE - 6.1%
Compagnie Generale d’Optique Essillor International SA	313,266	22,527,812
L’Oreal SA	293,946	28,675,152
PPR	307,626	39,763,999

		90,966,963

GERMANY - 4.9%
Adidas AG	488,261	29,713,515
Aixtron SE NA	826,231	11,986,159
Axel Springer AG	188,034	6,471,763
HeidelbergCement AG	275,042	9,992,046
SMA Solar Technology AG	166,480	8,622,508
TUI AG (a)	1,280,627	6,583,935

		73,369,926

INDIA - 0.9%
Housing Development Finance Corp.	744,200	9,688,353
Reliance Capital Ltd.	624,200	3,983,618

		13,671,971

IRELAND - 0.5%
James Hardie Industries SE CDI (a)	1,242,501	6,793,950

ISRAEL - 1.1%
Teva Pharmaceutical Industries Ltd. ADR	438,200	16,309,804

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2011.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2011 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

JAPAN - 12.3%
Canon, Inc.	665,400	$30,213,183
Gree, Inc.	533,400	16,267,286
Hoya Corp.	530,000	12,287,813
Kyocera Corp.	91,200	7,625,752
Nintendo Co., Ltd.	45,300	6,656,276
Rakuten, Inc.	45,533	53,048,038
Rohm Co., Ltd.	159,700	8,330,720
SMC Corp.	187,900	27,463,890
Yamada Denki Co., Ltd.	144,010	10,015,784
Yamaha Motor Co., Ltd. (a)	993,700	13,119,010

		185,027,752

LUXEMBOURG - 0.6%
Oriflame Cosmetics SA	241,659	8,744,551
Reinet Investments SCA (a)	39,281	613,665

		9,358,216

PERU - 0.7%
Credicorp Ltd.	109,245	10,072,389

SINGAPORE - 0.7%
Singapore Exchange Ltd.	2,164,000	10,877,326

SOUTH AFRICA - 0.5%
Impala Platinum Holdings Ltd.	344,800	6,967,159

SOUTH KOREA - 1.4%
Celltrion, Inc.	281,207	10,317,807
Samsung Electronics Co., Ltd.	15,200	10,613,498

		20,931,305

SPAIN - 5.2%
Banco Santander SA	4,402,202	35,991,842
Industria de Diseno Textil SA	499,956	42,678,764

		78,670,606

SWEDEN - 7.8%
Alfa Laval AB	1,047,604	16,491,947
Atlas Copco AB, A Shares	2,720,844	48,160,314
Sandvik AB	1,718,443	19,802,033
Svenska Handelsbanken AB, A Shares	1,264,043	32,165,028

		116,619,322

SWITZERLAND - 7.4%
ABB Ltd. (a)	1,009,374	17,266,229
Compagnie Financiere Richemont SA, Br A	814,169	36,267,451
Geberit AG (a)	112,932	20,851,751
Swatch Group AG (The)	18,818	6,191,576
Syngenta AG (a)	116,861	30,368,439

		110,945,446

TAIWAN - 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,094,606	12,511,347

TURKEY - 1.7%
Turkiye Garanti Bankasi AS	6,679,706	25,849,139

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2011.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2011 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

UNITED KINGDOM - 21.6%
ARM Holdings Plc.	3,872,000	$33,112,064
BG Group Plc.	1,030,251	19,717,652
BHP Billiton Plc.	1,733,055	46,296,880
British American Tobacco Plc.	912,659	38,537,438
Meggitt Plc.	4,896,999	25,354,431
Prudential Plc.	3,607,000	30,977,182
Rolls-Royce Holdings Plc. (a)	3,296,701	30,305,837
SABMiller Plc.	749,000	24,439,223
Signet Jewelers Ltd. (a)	260,659	8,736,260
Standard Chartered Plc.	1,961,180	39,127,595
Tesco Plc.	4,718,570	27,639,480

		324,244,042

Total Common Stocks (cost $1,437,850,416)		1,445,490,357

PREFERRED STOCKS - 2.7%
BRAZIL - 1.9%
Itau Unibanco Holding SA ADR	1,114,380	17,295,177
Petroleo Brasileiro SA ADR	554,100	11,480,952

		28,776,129

GERMANY - 0.8%
Porsche Automobil Holding SE	243,417	11,594,251

Total Preferred Stocks (cost $50,295,949)		40,370,380

TOTAL INVESTMENTS - 99.0% (cost $1,488,146,365)		1,485,860,737
Other assets less liabilities - 1.0%		15,091,021

NET ASSETS - 100.0%		$1,500,951,758

(a) Non-income producing security.
ADR - American Depositary Receipt.
CDI – Chess Depository Interest.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $1,488,146,365. Net unrealized depreciation aggregated $2,285,628 of which $174,579,729 related to appreciated investment securities and $176,865,357 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2011.

PORTFOLIO OF INVESTMENTS (concluded)
September 30, 2011 (unaudited)	Baillie Gifford EAFE Fund

Level 2 - other significant observable inputs (including quoted prices in inactive markets for identical securities and for similar securities in active and inactive markets)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$140,616,099	$1,304,874,258	$—
Preferred Stocks	28,776,129	11,594,251	—

Total	$169,392,228	$1,316,468,509	$—

Fair value of Level 2 investments at December 31, 2010 was $1,384,915,742. $35,012,105 was transferred out of Level 2 into Level 1 at September 30, 2011 as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2011.

PORTFOLIO OF INVESTMENTS
September 30, 2011 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

COMMON STOCKS - 95.3%
AUSTRALIA - 4.9%
Aristocrat Leisure Ltd.	602,667	$1,206,055
Billabong International Ltd.	164,019	517,582
Brambles Ltd.	289,313	1,783,543
Cochlear Ltd.	28,901	1,281,169
Seek Ltd.	261,347	1,325,810
Woolworths Ltd.	49,222	1,176,234

		7,290,393

BELGIUM - 1.7%
Colruyt SA	28,520	1,184,807
Groupe Bruxelles Lambert SA	18,565	1,303,887

		2,488,694

BERMUDA - 1.6%
Cafe de Coral Holdings Ltd.	516,000	1,223,704
Seadrill Ltd.	43,494	1,201,143

		2,424,847

CHINA - 3.6%
BOC Hong Kong Holdings Ltd.	476,000	1,006,415
Esprit Holdings Ltd.	252,075	305,286
Hang Lung Properties Ltd.	246,000	731,930
Hong Kong Exchanges & Clearing Ltd.	56,700	822,481
Li & Fung Ltd.	1,490,000	2,486,187

		5,352,299

DENMARK - 5.4%
A P Moller - Maersk AS, B Shares	130	763,649
Carlsberg AS, Class B	37,740	2,236,445
Jyske Bank AS (a)	45,775	1,354,450
Novo Nordisk AS, B Shares	17,910	1,786,240
Novozymes AS, B Shares	13,059	1,856,708

		7,997,492

FINLAND - 1.9%
Kone Oyj, B Shares	43,557	2,071,700
Nokia Oyj	142,348	804,943

		2,876,643

FRANCE - 3.8%
BioMerieux	13,443	1,171,452
Legrand SA	51,995	1,620,910
Neopost SA	10,449	766,177
Total SA	48,417	2,136,124

		5,694,663

GERMANY - 1.5%
Adidas AG	25,125	1,529,002
Celesio AG	55,232	726,821

		2,255,823

INDIA - 1.0%
Mahindra & Mahindra Ltd. GDR	90,887	1,499,635

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2011.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2011 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

ITALY - 0.2%
Intesa Sanpaolo SpA	223,464	$350,445

JAPAN - 19.4%
Asahi Group Holdings Ltd.	109,000	2,309,641
Canon, Inc.	34,950	1,586,941
Fast Retailing Co., Ltd.	10,600	1,898,429
INPEX Corp.	275	1,688,801
Japan Tobacco, Inc.	367	1,716,664
Kao Corp.	87,300	2,431,684
MS&AD Insurance Group Holdings, Inc.	46,400	1,009,557
NAMCO BANDAI Holdings, Inc.	158,900	2,152,129
Olympus Corp.	100,000	3,086,383
Rakuten, Inc.	1,480	1,724,268
Rohm Co., Ltd.	33,300	1,737,088
Sankyo Co., Ltd.	32,800	1,774,815
SMC Corp.	11,200	1,637,017
THK Co., Ltd.	118,500	1,971,931
Trend Micro, Inc.	39,000	1,219,732
Yamaha Motor Co., Ltd. (a)	78,800	1,040,332

		28,985,412

KAZAKHSTAN - 1.1%
KazMunaiGas Exploration Production GDR Reg S	107,200	1,591,845

NETHERLANDS - 0.9%
QIAGEN NV (a)	93,636	1,300,503

SINGAPORE - 2.4%
DBS Group Holdings Ltd.	131,000	1,174,684
United Overseas Bank Ltd.	191,163	2,458,123

		3,632,807

SOUTH AFRICA - 1.9%
Clicks Group Ltd. (a)	314,722	1,458,595
Lonmin Plc.	83,311	1,352,711

		2,811,306

SOUTH KOREA - 0.8%
Samsung Electronics Co., Ltd. GDR	3,250	1,158,695

SPAIN - 2.4%
Banco Popular Espanol SA	187,442	864,759
Corporacion Financiera Alba SA	31,606	1,339,429
Distribuidora Internacional de Alimentacion SA (a)	361,400	1,438,996

		3,643,184

SWEDEN - 5.9%
Atlas Copco AB, B Shares	199,026	3,115,957
Investor AB, B Shares	63,614	1,119,453
Scania AB, B Shares	96,623	1,380,492
Svenska Handelsbanken AB, A Shares	125,780	3,200,617

		8,816,519

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2011.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2011 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

SWITZERLAND - 8.9%
Geberit AG (a)	8,492	$1,567,962
Nestle SA	68,566	3,774,744
Roche Holding AG - Genusschein	28,198	4,554,319
Schindler Holding AG, Participating Certificates	19,854	2,104,599
UBS AG (a)	118,037	1,350,175

		13,351,799

TAIWAN - 1.4%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	154,607	702,132
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	116,700	1,333,881

		2,036,013

TURKEY - 1.3%
Turkiye Garanti Bankasi AS	510,576	1,975,828

UNITED KINGDOM - 19.7%
AMEC Plc.	97,321	1,227,989
ASOS Plc. (a)	70,437	1,659,473
BG Group Plc.	95,033	1,818,807
BHP Billiton Plc.	55,000	1,469,272
Cairn Energy Plc. (a)	326,230	1,414,877
Hargreaves Lansdown Plc.	187,000	1,305,480
Hays Plc.	388,500	416,370
Imperial Tobacco Group Plc.	59,200	1,997,864
Intertek Group Plc.	58,000	1,668,126
John Wood Group Plc.	184,292	1,511,219
Johnson Matthey Plc.	104,793	2,570,426
Kazakhmys Plc.	66,000	806,259
Mitchells & Butlers Plc. (a)	418,010	1,523,738
Pearson Plc.	114,600	2,021,451
Reed Elsevier Plc.	172,656	1,321,861
Rightmove Plc.	116,336	2,154,216
Standard Chartered Plc.	91,426	1,824,044
Unilever Plc.	85,526	2,679,037

		29,390,509

UNITED STATES - 3.6%
Central European Distribution Corp. (a)	150,495	1,054,970
Coca-Cola Enterprises, Inc.	77,062	1,917,303
Mettler-Toledo International, Inc. (a)	11,183	1,565,173
Protalix BioTherapeutics, Inc. (a)	197,073	906,536

		5,443,982

Total Common Stocks (cost $168,577,936)		142,369,336

PREFERRED STOCKS - 1.2%
BRAZIL - 1.2%
Itau Unibanco Holding SA ADR	49,400	766,688
Petroleo Brasileiro SA ADR	47,800	990,416

Total Preferred Stocks (cost $2,736,214)		1,757,104

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2011.

PORTFOLIO OF INVESTMENTS (concluded)
September 30, 2011 (unaudited)	Baillie Gifford EAFE Choice Fund

Value

TOTAL INVESTMENTS - 96.5% (cost $171,314,150)	$144,126,440
Other assets less liabilities - 3.5%	5,201,845

NET ASSETS - 100.0%	$149,328,285

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $171,314,150. Net unrealized depreciation aggregated $27,187,710 of which $3,167,025 related to appreciated investment securities and $30,354,735 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices in inactive markets for identical securities and for similar securities in active and inactive markets)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$13,169,166	$129,200,170	$—
Preferred Stocks	1,757,104	—	—

Total	$14,926,270	$129,200,170	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. There were no transfers between Level 1 and Level 2 for the period ended September 30, 2011.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2011.

Item 2.	Controls and Procedures.

(a)

The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that to the best of their knowledge the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By	/s/ Peter Hadden

Peter Hadden, President

Date	November 22, 2011

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Peter Hadden

Peter Hadden, President

Date	November 22, 2011

By	/s/ Nigel Cessford

Nigel Cessford, Treasurer

Date	November 22, 2011

EXHIBIT LIST

3(i)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii)	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.